Document and Entity Information	Oct. 07, 2019
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001639225
Document Type	8-K
Document Period End Date	Oct. 07, 2019
Entity Registrant Name	Livongo Health, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38983
Entity Tax Identification Number	26-3542036
Entity Address, Address Line One	150 West Evelyn Avenue
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94041
City Area Code	866
Local Phone Number	435-5643
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	LVGO
Entity Emerging Growth Company	true
Entity Ex Transition Period	false